Derivative Instruments and Hedging Activities (Fair Value and Balance Sheet Location (Details) - THE DAYTON POWER AND LIGHT COMPANY [Member] - USD ($) $ in Millions	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Total Assets [Member]
Derivative Asset, Fair Value	$ 0.2	$ 1.5
Derivative, Collateral, Obligation to Return Securities	0.0	0.0
Derivative, Collateral, Obligation to Return Cash	0.0	0.0
Derivative Asset, Fair Value, Amount Offset Against Collateral	0.2	1.5
Designated as Hedging Instrument [Member] | Interest Rate Swap [Member] | Other Current Assets [Member]
Derivative Asset, Fair Value		0.9	$ 0.0
Designated as Hedging Instrument [Member] | Interest Rate Swap [Member] | Other Noncurrent Assets [Member]
Derivative Liability, Fair Value		0.6	$ 1.5
Cash Flow Hedging [Member] | Interest Rate Swap [Member] | Short-term Derivative Positions [Member] | Other Prepayments and Current Assets [Member]
Derivative Asset, Fair Value	0.2	0.9
Derivative, Collateral, Obligation to Return Securities	0.0	0.0
Derivative, Collateral, Obligation to Return Cash	0.0	0.0
Derivative Asset, Fair Value, Amount Offset Against Collateral	$ 0.2	0.9
Cash Flow Hedging [Member] | Interest Rate Swap [Member] | Long-term Derivative Positions [Member] | Other Deferred Asset [Member]
Derivative Asset, Fair Value		0.6
Derivative, Collateral, Obligation to Return Securities		0.0
Derivative, Collateral, Obligation to Return Cash		0.0
Derivative Asset, Fair Value, Amount Offset Against Collateral		$ 0.6